Convertible Preferred Stock	12 Months Ended
Dec. 31, 2011
Convertible Preferred Stock [Abstract]
Convertible Preferred Stock
Note 7:	Convertible Preferred Stock

In July 2004, the Company completed a private placement of Series A-1 Convertible Preferred Stock ("Series A-1 Preferred") to four unaffiliated institutional investors.  We also issued to the investors warrants to purchase shares of our Class A common stock, at an exercise price of $6.95 per share, and unit warrants to purchase Series A-2 Convertible Preferred Stock ("Series A-2 Preferred").  The conversion, exercise and redemption prices, along with the number of shares and warrants, were adjusted for stock dividends paid on December 31, 2004 and on December 30, 2005.

On July 13, 2009, the Company converted all of its outstanding Series A-1 and Series A-2 Convertible Preferred Stock into Class A common shares in accordance with the mandatory redemption provision of the preferred shareholder agreement dated July 12, 2004.  The total amount of Class A common shares issued as part of the conversion was 1,706,682, inclusive of pro rata dividends due through the conversion date.

On July 12, 2011, 255,216 warrant shares were exercised for cash totaling $1.8 million.  The remaining shares of 767,254 that were due to expire on July 12, 2011 were exercised by a cashless provision that resulted in the issuance of 1,989 Class A shares by the Company to the warrant holders.  Additionally, 9,487 shares were issued upon the exercise of warrants at various dates in 2011.

There are outstanding warrants to purchase the Company's stock at prices ranging from $6.72 to $7.93, which were issued to investors of the Series A-2 Preferred.  These warrants are outstanding until 2012, as shown below.

December 31, 2011
Warrants Outstanding	Expiration Date	Strike Price	Fair Value
			(In thousands)
61,380	7/12/12	$6.72	$192
53,810	9/30/12	7.93	127
54,292	10/06/12	7.86	132
169,482			$451

The fair value of the warrants is calculated using the Black-Scholes option pricing model and is classified as a liability on the balance sheet in the amount of $0.5 million and $1.6 million at December 31, 2011 and 2010, respectively.  The change in fair value of warrants is reported as a component of revenue in the income statement.  The change in fair value of warrants for the year ended December 31, 2011, 2010 and 2009 caused an increase in revenues of $1.1 million, $0.2 million and $3.2 million, respectively.